Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15. Commitments and Contingencies
Alloy Therapeutics, LLC
In August 2019, the Company entered into a license agreement with Alloy Therapeutics, LLC (“Alloy”). The license agreement was amended in October 2022. The license agreement with Alloy grants to the Company the following:

•	A worldwide, non-exclusive license to use the Alloy technology solely to generate Alloy antibodies and platform assisted antibodies for internal, non-clinical research purposes, and

•
With respect to Alloy antibodies and platform assisted antibodies that are selected by the Company for inclusion into a partnered antibody program, a worldwide, assignable license to make, have made, use, offer for sale, sell, import, develop, manufacture, and commercialize products comprising partnered antibody programs selected from Alloy antibodies and platform assisted antibodies in any field of use.

The Company pays annual license fees and annual partnered antibody program fees totaling $0.1 million to Alloy. The Company is also obligated to pay a $0.1 million fee to Alloy if the Company sublicenses a product developed with Alloy antibodies or platform assisted antibodies. Upon the achievement, with the first selected antibody for products developed with Alloy, of (i) certain development milestones and (ii) certain commercial milestones, the Company is obligated to make additional payments to Alloy of up to $1.8 million and $11.0 million, respectively. Upon the achievement, with the second selected antibody for products developed with Alloy, of (i) certain development milestones and (ii) certain commercial milestones, the Company is obligated to make additional payments to Alloy of up to $3.1 million and $15.0 million, respectively. The Company recorded $50 thousand and $0.1 million during the three and nine months ended September 30, 2023, respectively, and $50 thousand during each of the three and nine months ended September 30, 2022, for amounts owed under the Alloy license agreement within the research and development expenses line item in the unaudited condensed consolidated statement of operations and comprehensive loss.
Crystal Bioscience, Inc. and OmniAb, Inc.
In September 2022, the Company entered into a commercial platform license agreement and services agreement with Crystal Bioscience, Inc. (“Crystal”) and OmniAb, Inc. (“OmniAb”), both subsidiaries of Ligand Pharmaceuticals Incorporated (collectively, “Ligand”).

•
Crystal granted the Company a worldwide,
non-exclusive,
non-sublicensable
license under the Crystal technology to use chicken animals (solely at Crystal’s facilities and through Crystal personnel) for generation of OmniAb Antibodies for research purposes.

•
OmniAb granted the Company a worldwide,
non-exclusive
license under the OmniAb technology to use rodent animals (solely at approved contract research organization (“CRO”) facilities and through approved CRO personnel) for generation of OmniAb Antibodies for research purposes. Such license is non-sublicensable
except to an approved CRO.

Upon the achievement of certain development milestones, the Company is obligated to make additional payments to Ligand of up to $12.2 million. Upon the achievement of certain commercial milestones, the Company is obligated to make royalty payments in the low to mid-single
digits. The Company did not record any amounts owed under the Ligand license agreement during the three September 30, 2023. The Company recorded $0.2 million during the nine months ended September 30, 2023 and $0.1 million during each of the three and nine months ended September 30, 2022, for amounts owed under the Ligand license agreement within the research and development expenses line item in the unaudited condensed consolidated statement of operations and comprehensive loss.
IONTAS Limited
In July 2020, the Company entered into a collaborative research agreement with IONTAS Limited (“IONTAS”) to perform certain milestone-based research and development activities for the Company under its first development program. This agreement was amended in January 2023 to extend their services to additional development programs. IONTAS provides dedicated resources to perform the research and development activities and receives compensation for those resources as well as success-based milestone payments.
Upon the achievement, with the first development program with IONTAS, of (i) certain development milestones and (ii) certain commercial milestones, the Company is obligated to make additional payments to IONTAS of up to £3.1 million (approximately $3.9 million) and £2.3 million (approximately $2.9 million), respectively. Upon the achievement, with the second development program with IONTAS, of certain development milestones, the Company is obligated to make additional payments to IONTAS of up to £2.5 million (approximately $3.1 million). The Company recorded $0.6 million and $2.0 million during the three and nine months ended September 30, 2023, respectively, and $0.2 million and $0.8 million during the three and nine months ended September 30, 2022, respectively, for amounts owed under the IONTAS collaborative research license agreement within the research and development expenses line item in the unaudited condensed consolidated statement of operations and comprehensive loss.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to employees, consultants, vendors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. To date, the Company has not incurred any material costs as a result of such indemnification agreements. The Company is not aware of any indemnification arrangements that could have a material effect on its financial position, results of operations or cash flows, and has not accrued any liabilities related to such obligations in its unaudited condensed consolidated financial statements as of September 30, 2023 and December 31, 2022.
Litigation
From time to time, the Company may be exposed to litigation relating to potential products and operations. The Company is not currently engaged in any legal proceedings that are expected, individually or in the aggregate, to have a material adverse effect on its financial condition, results of operations or cash flows.
Other
As of September 30, 2023 and December 31, 2022, the Company had standing agreements with consultants, contractors or service providers whose terms do not yield material long-term commitments.

15. Commitments and Contingencies
Alloy Therapeutics, LLC:
In August 2019, the Company entered into a license agreement with Alloy Therapeutics, LLC (“Alloy”). The license agreement was amended in October 2022. The license agreement with Alloy grants to the Company the following:

•	A worldwide, non-exclusive license to use the Alloy technology solely to generate Alloy antibodies and platform assisted antibodies for internal, non-clinical research purposes, and

•
With respect to Alloy antibodies and platform assisted antibodies that are selected by the Company for inclusion into a partnered antibody program, a worldwide, assignable license to make, have made, use, offer for sale, sell, import, develop, manufacture, and commercialize products comprising partnered antibody programs selected from Alloy antibodies and platform assisted antibodies in any field of use.

The Company pays annual license fees and annual partnered antibody program fees totaling $0.1 million to Alloy. The Company is also obligated to pay a $0.1 million fee to Alloy if the Company sublicenses a product developed with Alloy antibodies or platform assisted antibodies. Upon the achievement, with the first selected antibody for products developed with Alloy, of (i) certain development milestones and (ii) certain commercial milestones, the Company is obligated to make additional payments to Alloy of up to $1.8 million and $11.0 million, respectively. Upon the achievement, with the second selected antibody for products developed with Alloy, of (i) certain development milestones and (ii) certain commercial milestones, the Company is obligated to make additional payments to Alloy of up to $3.1 million and $15.0 million, respectively. The Company recorded $0.5 million and $0.1 million for amounts owed under the Alloy license agreement within the research and development expenses line item in the statements of operations and comprehensive loss during the years ended December 31, 2022 and 2021, respectively.
Crystal Bioscience, Inc. and OmniAb, Inc.:
In September 2022, the Company entered into a commercial platform license agreement and services agreement with Crystal Bioscience, Inc. (“Crystal”) and OmniAb, Inc. (“OmniAb”), both subsidiaries of Ligand Pharmaceuticals Incorporated (collectively, “Ligand”).

•
Crystal granted the Company a worldwide,
non-exclusive,
non-sublicensable license under the Crystal technology to use chicken animals (solely at Crystal’s facilities and through Crystal personnel) for generation of OmniAb Antibodies for research purposes.

•
OmniAb granted the Company a worldwide,
non-exclusive
license under the OmniAb technology to use rodent animals (solely at approved CRO facilities and through approved CRO personnel) for generation of OmniAb Antibodies for research purposes. Such license is non-sublicensable except to an approved contract research organization.

Upon the achievement of certain development milestones, the Company is obligated to make additional payments to Ligand of up to $12.2 million. Upon the achievement of certain commercial milestones, the Company is obligated to make royalty payments in the low to mid-single
digits. The Company has recorded $0.1 million for amounts owed under the Ligand license agreement within research and development expenses line item in the statement of operations and comprehensive loss during the year ended December 31, 2022.
IONTAS Limited:
In July 2020, the Company entered into a collaborative research agreement with IONTAS Limited (“IONTAS”) to perform certain milestone-based research and development activities for the Company under its first development program. This agreement was amended in January 2023 to extend their services to additional development programs. IONTAS provides dedicated resources to perform the research and development activities and receives compensation for those resources as well as success-based milestone payments.
Upon the achievement, with the first development program with IONTAS, of (i) certain development milestones and (ii) certain commercial milestones, the Company is obligated to make additional payments to IONTAS of up to £3.1 million and £2.3 million, respectively. Upon the achievement, with the second development program with IONTAS, of certain development milestones, the Company is obligated to make additional payments to IONTAS of up to £2.5 million. The Company has recorded $1.7 million and $2.7 million for amounts owed under the IONTAS collaborative research license agreement within the research and development expenses line item in the statements of operations and comprehensive loss during the years ended December 31, 2022 and 2021, respectively.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to employees, consultants, vendors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. To date, the Company has not incurred any material costs as a result of such indemnification agreements. The Company is not aware of any indemnification arrangements that could have a material effect on its financial position, results of operations or cash flows, and has not accrued any liabilities related to such obligations in its financial statements as of December 31, 2022 or 2021.
Litigation
From time to time, the Company may be exposed to litigation relating to potential products and operations. The Company is not currently engaged in any legal proceedings that are expected, individually or in the aggregate, to have a material adverse effect on its financial condition, results of operations or cash flows.
Other
As of December 31, 2022 and 2021, the Company had standing agreements with consultants, contractors or service providers whose terms do not yield material long-term commitments.